SEGMENTED INFORMATION (Details 3) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Plant, Equipment And Mining Properties - Mexico	$ 50,843	$ 43,812
Plant, Equipment And Mining Properties - Canada	196	244
Total Plant, Equipment And Mining Properties	$ 51,039	$ 44,056